DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.9%

2,619,117	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	6.0590	04/25/40	$80,550
755,848	Fannie Mae REMICS(a),(b)	US0001M + 6.580%	6.4880	08/25/41	45,721
1,885,784	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9590	08/25/42	359,170
6,437,921	Fannie Mae REMICS(a),(b)	US0001M + 6.100%	6.0090	01/25/43	1,706,177
6,621,971	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9590	03/25/47	1,461,364
4,142,210	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.9590	03/25/47	720,233
3,875,225	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	6.0590	09/25/47	781,982
3,786,139	Fannie Mae REMICS(a),(b)	US0001M + 6.200%	6.1090	09/25/48	616,886
1,796,025	Freddie Mac Military Housing Bonds(c),(d)		5.9380	11/25/52	1,844,042
1,389,077	Freddie Mac REMICS(a),(b)	US0001M + 6.700%	6.6270	02/15/42	188,389
5,785,520	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	6.0270	12/15/44	1,071,360
331,571	Freddie Mac REMICS(a),(b)	US0001M + 6.000%	5.9270	05/15/46	60,942
2,624,843	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	6.0270	05/15/47	601,145
6,213,648	Freddie Mac REMICS(a),(b)	US0001M + 6.150%	6.0770	09/15/47	1,261,718
2,542,384	Freddie Mac REMICS(a),(b)	US0001M + 6.200%	6.1270	05/15/48	454,389
3,364,275	Government National Mortgage Association(b),(d)		1.5850	03/16/47	55,482
20,209,152	Government National Mortgage Association(a),(b)	US0001M + 3.430%	3.3370	09/20/49	1,679,047
13,634,564	Government National Mortgage Association(b),(d)		0.5140	02/16/51	303,404
4,441,835	Government National Mortgage Association(b),(d)		0.5280	08/16/51	96,438
30,048,476	Government National Mortgage Association(b),(d)		0.3100	11/16/52	267,882
1,634,758	Government National Mortgage Association(b),(d)		0.5040	05/16/57	67,264
					13,723,585
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $20,414,811)

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3%

176,034	ABFC 2004-OPT1 Trust(a)	US0001M + 5.250%	5.3420	12/25/32	191,982
1,150,541	ABFC 2004-OPT3 Trust(a)	US0001M + 0.750%	0.8420	09/25/33	1,137,869
481,733	ABFC 2004-OPT4 Trust(a)	US0001M + 2.175%	2.2660	08/25/33	476,633
625,577	ABFC 2005-HE1 Trust(a)	US0001M + 0.735%	0.8260	03/25/35	597,084
562,272	Accredited Mortgage Loan Trust 2005-3(a)	US0001M + 0.700%	0.7910	09/25/35	457,583
338,700	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3420	11/25/32	330,530

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

165,477	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3420	07/25/33	$164,931
605,707	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3420	11/25/33	648,188
62,962	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.575%	1.6670	04/25/34	61,977
686,828	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.000%	3.0920	04/25/34	656,349
245,351	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.375%	3.4670	04/25/34	224,812
73,566	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.3420	04/25/34	66,068
1,078,560	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.395%	1.4870	01/25/35	1,142,583
1,291,069	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.500%	3.5920	05/25/35	1,335,086
86,553	Adjustable Rate Mortgage Trust 2005-4(d)		2.8080	08/25/35	85,967
1,161,171	Adjustable Rate Mortgage Trust 2007-1(a)	US0001M + 0.300%	0.3920	03/25/37	1,230,489
372,476	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.330%	2.4220	04/25/34	368,756
209,021	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.780%	2.8720	04/25/34	204,591
1,193,603	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.850%	2.9410	09/25/34	1,255,260
755,497	AFC Home Equity Loan Trust(a)	US0001M + 0.810%	0.9020	06/25/29	611,195
184,505	Alternative Loan Trust 2003-4CB(d)		6.1370	04/25/33	95,225
122,600	Alternative Loan Trust 2003-J2		6.0000	10/25/33	104,647
436,401	Alternative Loan Trust 2005-22T1(a),(b)	US0001M + 5.070%	4.9790	06/25/35	69,433
36,954	Alternative Loan Trust 2005-24(a)	12MTA + 1.310%	1.4260	07/20/35	6,020
100,886	Alternative Loan Trust 2005-36(d)		2.7680	05/25/33	19,123
729,747	Alternative Loan Trust 2005-45(a)	12MTA + 2.050%	2.1660	10/20/35	588,129
1,287,079	Alternative Loan Trust 2005-50CB		6.0000	11/25/35	756,760
451,917	Alternative Loan Trust 2005-56(a)	US0001M + 0.640%	0.7310	11/25/35	405,038
3,994,543	Alternative Loan Trust 2005-56(a)	US0001M + 1.160%	1.2520	11/25/35	2,687,052
1,886,148	Alternative Loan Trust 2005-61(a)	US0001M + 0.840%	0.9320	12/25/35	1,682,738
799,080	Alternative Loan Trust 2005-65CB		5.5000	12/25/35	734,050
578,721	Alternative Loan Trust 2005-65CB(a)	US0001M + 0.750%	0.8420	01/25/36	403,007
572,680	Alternative Loan Trust 2006-36T2(a)	US0001M + 0.900%	0.9920	12/25/36	207,508
298,414	Alternative Loan Trust 2006-HY10(d)		2.7480	05/25/36	278,971
294,588	Alternative Loan Trust 2006-J3		4.7500	12/25/21	261,802
189,371	Alternative Loan Trust 2006-J5		6.5000	09/25/36	101,969
7,195,195	Alternative Loan Trust 2006-OA10(b),(e)		1.9810	08/25/46	449,069
30,179,466	Alternative Loan Trust 2006-OA10(b),(e)		2.5560	08/25/46	2,318,598
1,282,635	Alternative Loan Trust 2006-OA11(a)	US0001M + 0.380%	0.4710	09/25/46	1,244,318
1,675,676	Alternative Loan Trust 2006-OA12(a)	US0001M + 0.210%	0.3030	09/20/46	1,383,907

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

6,264,764	Alternative Loan Trust 2006-OA17(b),(d)		1.6120	12/20/46	$458,889
315,886	Alternative Loan Trust 2006-OA19(a)	US0001M + 0.180%	0.2730	02/20/47	247,780
49,227,706	Alternative Loan Trust 2006-OA2(b),(d)		2.6730	05/20/46	4,088,454
1,081,834	Alternative Loan Trust 2006-OA7(a)	12MTA + 0.940%	1.0560	06/25/46	996,847
2,533,275	Alternative Loan Trust 2006-OA7(a)	12MTA + 0.940%	1.0560	06/25/46	2,280,305
833,285	Alternative Loan Trust 2006-OC6(a)	US0001M + 0.320%	0.4120	07/25/36	959,787
203,511	Alternative Loan Trust Resecuritization 2006-22R		6.2500	05/25/36	162,380
1,336,818	American Home Mortgage Assets Trust 2005-1(a)	US0001M + 0.660%	0.7520	11/25/35	1,136,625
690,906	American Home Mortgage Assets Trust 2006-1(a)	US0001M + 0.380%	0.4710	05/25/46	655,505
258,063	American Home Mortgage Assets Trust 2006-2(a)	12MTA + 0.960%	1.0870	09/25/46	256,001
940,049	American Home Mortgage Assets Trust 2006-4(a)	US0001M + 0.210%	0.3020	10/25/46	623,551
3,208,098	American Home Mortgage Assets Trust 2006-6 Series 2006-6 Class A-1-A(a)	US0001M + 0.190%	0.2810	12/25/46	2,757,782
206,540	American Home Mortgage Assets Trust 2007-5(a)	US0001M + 0.190%	0.2810	06/25/47	196,384
70,727	American Home Mortgage Investment Trust 2004-2(a)	US0012M + 1.500%	1.7810	02/25/44	72,268
3,686,422	American Home Mortgage Investment Trust 2005-4(a)	US0001M + 0.760%	0.8520	11/25/45	3,908,610
602,539	American Home Mortgage Investment Trust 2006-3(a)	US0001M + 0.460%	0.5510	12/25/46	732,668
5,081,074	American Home Mortgage Investment Trust 2007-2(a)	US0001M + 0.540%	0.3620	03/25/37	2,522,023
3,157,162	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 3.225%	3.3160	08/25/32	3,172,508
606,827	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 3.045%	3.1360	05/25/33	547,967
675,141	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 4.875%	4.4650	12/25/33	657,722
1,322,847	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.760%	2.8510	05/25/34	1,346,938
1,622,090	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	2.1920	11/25/34	1,586,577
2,199,781	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.680%	1.7710	01/25/35	2,209,985
3,577,095	Ameriquest Mortgage Securities Inc Asset Backed(a)	US0001M + 1.155%	1.2460	01/25/36	4,351,390
160,155	Amortizing Residential Collateral Trust(a)	US0001M + 0.550%	0.9160	08/25/31	172,189
1,171,717	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 1.200%	1.2920	10/25/31	1,161,066
237,628	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 2.025%	2.1170	10/25/31	229,816
146,873	Amortizing Residential Collateral Trust 2002-BC5(a)	US0001M + 1.800%	1.8920	07/25/32	147,591
621,894	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 5.250%	4.4770	10/25/33	640,449
82,052	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 1.050%	1.1410	12/25/33	81,480
368,903	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 2.775%	2.8660	01/25/34	369,790
310,515	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.150%	0.2410	09/25/36	134,170
2,000,000	Ashford Hospitality Trust 2018-ASHF(a),(c)	US0001M + 3.100%	3.1730	04/15/35	1,947,829
72,903	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.245%	1.3180	08/15/33	73,670

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

36,644	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 3.000%	3.0730	08/15/33	$37,432
60,077	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.100%	2.1920	06/25/34	60,470
474,438	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 4.125%	4.2160	06/25/34	475,271
303,449	Asset Backed Securities Corp Home Equity Loan(a),(c)	US0001M + 2.850%	2.9410	09/25/34	291,271
578,030	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 3.000%	3.0920	09/25/34	547,571
418,538	Asset Backed Securities Corp Home Equity Loan(a),(c)	US0001M + 4.125%	4.2160	09/25/34	397,932
58,625	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.050%	1.1410	12/25/34	57,847
199,370	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.230%	1.3210	02/25/35	199,529
789,545	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.875%	1.9660	02/25/35	931,744
1,359,509	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.025%	2.1170	05/25/35	1,368,477
5,358,358	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 0.230%	0.3220	11/25/36	5,488,662
1,419,767	Banc of America Alternative Loan Trust 2006-5(b)		6.0000	06/25/46	180,041
1,974,666	Banc of America Alternative Loan Trust 2006-6(b)		6.0000	07/25/46	264,527
264,603	Banc of America Alternative Loan Trust 2006-8(a),(b)	US0001M + 786.000%	6.0000	11/25/36	50,601
646,026	Banc of America Alternative Loan Trust 2006-8(b)		6.0000	11/25/46	139,752
137,603	Banc of America Funding 2004-1 Trust		6.0000	02/25/34	143,029
25,570	Banc of America Funding 2004-C Trust(d)		3.2330	12/20/34	24,936
80,869	Banc of America Funding 2005-F Trust(a)	US0001M + 0.620%	0.7130	09/20/35	64,499
103,336	Banc of America Funding 2005-F Trust(d)		2.8540	09/20/35	98,273
1,613,895	Banc of America Funding 2006-D Trust(a)	US0001M + 0.560%	0.6530	05/20/36	693,201
146,403	Banc of America Mortgage 2004-K Trust Series 2004-K Class 1A2(d)		3.8490	12/25/34	160,678
585,815	Banc of America Mortgage 2007-1 Trust(b)		6.0000	01/25/37	90,480
18,729,314	BANK 2017-BNK6(b),(c),(d)		1.5000	07/15/60	1,258,657
188,608	Bayview Commercial Asset Trust 2003-2(a),(c)	US0001M + 3.225%	3.3160	12/25/33	190,118
109,011	Bayview Commercial Asset Trust 2004-3(a),(c)	US0001M + 2.400%	1.6910	01/25/35	109,777
477,877	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.720%	0.8120	08/25/35	458,728
621,156	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.915%	1.0060	08/25/35	594,244
126,870	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.930%	1.0220	08/25/35	120,786
126,870	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.990%	1.0820	08/25/35	119,499
695,734	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.660%	0.7520	11/25/35	664,920
47,918	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.735%	0.8260	11/25/35	45,787
442,734	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.765%	0.8570	11/25/35	421,897
53,473	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.900%	0.9920	11/25/35	51,039
985,098	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 1.650%	1.7420	11/25/35	908,961

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

385,306	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.750%	0.8420	01/25/36	$368,627
197,349	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.915%	1.0060	01/25/36	188,267
27,191	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.570%	0.6620	04/25/36	25,285
28,729	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.600%	0.6910	04/25/36	26,523
14,008	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.780%	0.8710	04/25/36	12,789
13,596	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.840%	0.9320	04/25/36	12,334
195,913	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.465%	0.5560	07/25/36	186,367
1,037,466	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.495%	0.5870	07/25/36	973,252
57,091	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.525%	0.6160	07/25/36	53,430
1,217,133	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.630%	0.7220	07/25/36	1,139,534
1,185,942	Bayview Commercial Asset Trust 2006-4(a),(c)	US0001M + 0.435%	0.5260	12/25/36	1,096,736
4,000,000	Bayview Commercial Asset Trust 2006-SP1(a),(c)	US0001M + 3.375%	3.4670	04/25/36	3,421,372
593,714	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.330%	0.4210	01/25/37	552,204
1,765,166	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.470%	0.5610	01/25/37	1,638,422
547,836	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.490%	0.5820	01/25/37	507,433
588,528	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.560%	0.6510	01/25/37	545,258
1,062,657	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 1.200%	1.2920	01/25/37	1,658,343
420,560	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.290%	0.3810	03/25/37	388,944
322,429	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.320%	0.4120	03/25/37	288,982
1,552,094	Bayview Commercial Asset Trust 2007-2(a),(c)	US0001M + 0.320%	0.4120	07/25/37	1,450,983
2,042,061	Bayview Commercial Asset Trust 2007-4(a),(c)	US0001M + 0.550%	0.6410	09/25/37	2,607,519
628,829	Bayview Commercial Asset Trust 2007-5(a),(c)	US0001M + 1.000%	1.0910	10/25/37	629,142
13,628,500	Bayview Commercial Asset Trust 2007-5(a),(c),(f)	US0001M + 1.500%	1.5910	10/25/37	9,943,763
7,500,000	Bayview Commercial Asset Trust 2007-6(a),(c)	US0001M + 1.500%	1.5910	12/25/37	7,227,507
4,264,555	Bayview Commercial Asset Trust 2008-1(a),(c)	US0001M + 1.500%	1.5910	01/25/38	4,203,167
1,155,736	Bayview Financial Acquisition Trust(e)		6.5960	12/28/36	1,230,958
2,430,000	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 2.025%	1.4450	06/28/44	2,289,396
4,756,909	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 5.250%	5.3450	08/28/44	5,098,852
587,992	BCAP, LLC 2008-RR3 Trust(c),(d)		6.6680	10/25/36	304,747
1,740,145	BCAP, LLC 2009-RR4 Trust(c),(d)		6.5000	06/26/37	726,157
544,313	BCAP, LLC Trust 2006-AA2(a)	US0001M + 0.170%	0.2620	01/25/37	537,177
296,616	BCMSC Trust 2001-A(d)		8.2650	12/15/30	92,371
1,163,277	Bear Stearns ALT-A Trust 2003-5(d)		2.5990	12/25/33	1,120,583
374,566	Bear Stearns ALT-A Trust 2003-6(d)		2.9050	01/25/34	203,873

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

2,388,074	Bear Stearns ALT-A Trust 2005-10(a)	US0001M + 0.500%	0.5920	01/25/36	$3,019,469
683,684	Bear Stearns ALT-A Trust 2005-3(d)		2.7770	04/25/35	640,001
266,573	Bear Stearns ALT-A Trust 2005-7(d)		3.1040	09/25/35	149,459
1,679,271	Bear Stearns ALT-A Trust 2006-4(d)		3.0840	08/25/36	1,310,583
496,772	Bear Stearns ALT-A Trust 2007-2(a)	US0001M + 0.340%	0.4310	04/25/37	482,353
77,572	Bear Stearns ARM Trust 2002-1(d)		4.4900	02/25/24	77,582
171,875	Bear Stearns ARM Trust 2004-6(d)		3.4400	09/25/34	167,666
92,158	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	79,805
485,281	Bear Stearns ARM Trust 2005-12(d)		3.0860	02/25/36	482,365
113,867	Bear Stearns ARM Trust 2007-4(d)		3.4330	06/25/47	114,026
293,321	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	2.9410	06/25/34	259,021
112,687	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 4.125%	4.2160	08/25/34	46,661
182,516	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 5.625%	5.7170	08/25/34	177,011
587,353	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	2.1920	09/25/34	587,313
618,958	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	2.7160	09/25/34	588,169
542,598	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	2.7920	09/25/34	544,110
912,695	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	2.9410	09/25/34	805,494
46,602	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.400%	0.4920	10/25/34	40,280
697,000	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 6.000%	6.0910	10/25/34	745,857
1,816,009	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	2.1920	11/25/34	1,792,151
376,471	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	2.7160	11/25/34	324,683
758,186	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	2.7920	12/25/34	762,678
1,473,616	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.140%	0.2320	12/25/36	2,037,511
202,132	Bear Stearns Asset Backed Securities Trust(e)		8.2200	10/25/29	217,571
91,735	Bear Stearns Asset Backed Securities Trust(e)		8.4100	10/25/29	96,932
187,087	Bear Stearns Asset Backed Securities Trust(e)		5.6580	09/25/33	181,329
91,518	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	4.9660	10/25/33	96,497
61,457	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.650%	2.7420	11/25/33	50,848
86,246	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.850%	2.9410	01/25/34	79,747
73,148	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.375%	3.4670	01/25/34	26,586
112,358	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 6.000%	5.5050	02/25/34	113,488
131,286	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.100%	2.1920	03/25/34	137,463
57,410	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.625%	2.7160	03/25/34	57,990
514,705	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	4.9660	03/25/34	561,918

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

162,336	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 1.875%	1.9660	07/25/34	$164,861
51,739	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 5.625%	5.7170	07/25/34	52,934
33,972	Bear Stearns Asset Backed Securities Trust(e)		5.5000	12/25/42	9,798
1,016,463	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.750%	3.8410	12/25/44	1,072,762
103,123	Bear Stearns Asset Backed Securities Trust		6.0000	09/25/46	103,174
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(a)	US0001M + 3.750%	3.8410	07/25/36	3,152,508
1,930,140	Bear Stearns Mortgage Funding Trust 2006-AR1(a)	US0001M + 0.520%	0.3520	08/25/36	2,440,199
441,338	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.160%	0.2510	12/25/46	432,118
3,695,869	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.210%	0.3020	12/25/46	4,709,958
3,368,392	Bear Stearns Mortgage Funding Trust 2007-AR1(a)	US0001M + 0.210%	0.3020	01/25/37	4,054,132
201,904	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.140%	0.2320	03/25/37	192,267
2,649,069	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.180%	0.2720	03/25/37	3,776,233
2,304,428	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.190%	0.2810	04/25/37	3,245,574
39,842	Bear Stearns Mortgage Funding Trust 2007-SL1(a)	US0001M + 0.320%	0.4120	03/25/37	38,156
1,663,509	Bravo Mortgage Asset Trust(a),(c)	US0001M + 0.400%	0.4920	07/25/36	1,564,791
759,980	Business Loan Express Business Loan Trust 2007-A(a),(c)	US0001M + 1.100%	1.1930	10/20/40	627,925
3,450,000	BXP Trust 2017-CQHP(a),(c)	US0001M + 3.000%	3.0730	11/15/34	3,148,265
5,185,489	Carrington Mortgage Loan Trust Series 2005-FRE1(a)	US0001M + 0.930%	1.0220	12/25/35	2,760,179
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1(a)	US0001M + 1.170%	1.2620	02/25/35	1,214,754
153,398	Carrington Mortgage Loan Trust Series 2006-NC5(a)	US0001M + 0.110%	0.2010	01/25/37	153,203
1,120,236	CBA Commercial Small Balance Commercial Mortgage(c),(e)		6.0400	01/25/39	871,110
469,326	C-BASS 2007-CB1 TRUST(a)	US0001M + 0.070%	0.1610	01/25/37	193,982
908,327	C-BASS 2007-CB1 TRUST(e)		5.7210	01/25/37	417,682
2,487,536	C-BASS 2007-CB1 TRUST(e)		5.8350	01/25/37	1,143,630
921,993	C-BASS Mortgage Loan Trust 2007-CB3(e)		3.4550	03/25/37	470,904
792,273	CDC Mortgage Capital Trust 2003-HE2(a)	US0001M + 2.850%	2.9410	10/25/33	793,437
44,079	CDC Mortgage Capital Trust 2003-HE3(a)	US0001M + 2.625%	2.7160	11/25/33	44,288
581,470	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	1.8920	06/25/34	622,101
1,204,852	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 0.915%	1.0060	11/25/34	1,237,280
649,370	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	1.8920	11/25/34	630,883
337,237	Centex Home Equity Loan Trust 2001-b(e)		7.3300	07/25/32	297,758
85,174	Centex Home Equity Loan Trust 2003-A(a)	US0001M + 1.730%	1.8210	03/25/33	82,798
876,361	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 1.575%	1.6670	03/25/34	866,009
257,675	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.035%	1.1270	09/25/34	260,086

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

117,125	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.500%	1.5910	09/25/34	$119,062
305,212	Chase Funding Trust Series 2003-1(a)	US0001M + 0.660%	0.7520	11/25/32	303,676
130,920	Chase Funding Trust Series 2003-3		4.8850	05/25/32	94,501
519,903	Chase Mortgage Finance Trust Series 2005-S3		5.5000	11/25/35	490,271
32,033	Chase Mortgage Finance Trust Series 2007-A1(d)		2.7260	02/25/37	30,688
116,357	Chase Mortgage Finance Trust Series 2007-A1(d)		3.0360	02/25/37	119,514
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust(c),(d)		7.2960	03/25/49	1,613,614
61,288	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.320%	0.4120	05/25/35	61,840
615,630	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.180%	0.2720	05/25/48	528,157
502,622	CHL Mortgage Pass-Through Trust 2003-48(d)		2.7720	10/25/33	349,374
433,909	CHL Mortgage Pass-Through Trust 2003-58(d)		2.5380	02/19/34	417,910
39,424	CHL Mortgage Pass-Through Trust 2004-25(a)	US0001M + 0.780%	0.8710	02/25/35	35,183
7,628,429	CHL Mortgage Pass-Through Trust 2004-29(b),(d)		1.8880	02/25/35	384,039
32,257	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.270%	0.3620	04/25/35	30,857
489,988	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.320%	0.4120	04/25/35	288,871
60,253	CHL Mortgage Pass-Through Trust 2005-11(d)		2.5750	04/25/35	49,535
348,077	CHL Mortgage Pass-Through Trust 2005-14		5.5000	07/25/35	200,559
405,308	CHL Mortgage Pass-Through Trust 2005-2(a)	US0001M + 0.680%	0.7720	03/25/35	380,277
118,555	CHL Mortgage Pass-Through Trust 2006-HYB3(d)		3.1140	05/20/36	117,269
104,201	CHL Mortgage Pass-Through Trust 2007-HYB2(d)		2.8460	02/25/47	100,387
277,022	CHL Mortgage Pass-Through Trust 2007-J3		6.0000	07/25/37	177,949
3,118,027	CIT Home Equity Loan Trust 2002-2(e)		6.4900	02/25/31	3,459,530
104,599	Citicorp Mortgage Securities Trust Series 2006-4		6.0000	08/25/36	73,701
57,342	Citicorp Mortgage Securities Trust Series 2007-7(g)		—	08/25/37	44,493
4,326,678	Citicorp Residential Mortgage Trust Series 2006-1(e)		4.9490	07/25/36	3,312,977
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1(e)		6.1420	07/25/36	2,392,514
1,337,385	Citicorp Residential Mortgage Trust Series 2006-2(e)		5.9960	09/25/36	530,903
4,028,400	Citicorp Residential Mortgage Trust Series 2007-2(e)		4.9460	06/25/37	4,118,049
4,300,000	Citigroup Commercial Mortgage Trust 2014-GC21(c),(d)		3.5880	05/10/47	3,261,020
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27(b),(c),(d)		1.5670	02/10/48	1,671,540
162,812	Citigroup Global Markets Mortgage Securities VII,		7.0000	12/25/27	136,243
427,039	Citigroup Global Markets Mortgage Securities VII,(a)	US0001M + 1.350%	1.4420	01/25/32	434,177
51,259	Citigroup Mortgage Loan Trust 2004-HYB2(d)		2.5740	03/25/34	52,113
215,690	Citigroup Mortgage Loan Trust 2005-3(d)		3.0560	08/25/35	184,563

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

119,380	Citigroup Mortgage Loan Trust 2006-AR1(a)	H15T1Y + 2.400%	2.5200	03/25/36	$119,311
99,519	Citigroup Mortgage Loan Trust 2007-10(d)		3.2420	09/25/37	98,514
2,105,255	Citigroup Mortgage Loan Trust 2007-AHL2(a)	US0001M + 0.070%	0.1610	05/25/37	1,667,287
289,629	Citigroup Mortgage Loan Trust 2007-AHL3(a),(c)	US0001M + 0.170%	0.2620	05/25/37	266,224
96,753	Citigroup Mortgage Loan Trust 2007-AMC2(a)	US0001M + 0.080%	0.1720	01/25/37	81,594
66,535	Citigroup Mortgage Loan Trust 2007-AR8(d)		3.1460	07/25/37	64,354
380,669	Citigroup Mortgage Loan Trust 2007-OPX1(e)		6.3330	01/25/37	196,900
127,013	Citigroup Mortgage Loan Trust, Inc.(d)		2.2610	02/25/34	130,455
412,483	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.095%	1.1860	02/25/35	407,987
3,861,284	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.975%	1.0660	10/25/35	2,414,346
568,561	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.260%	0.3520	11/25/35	492,368
85,192	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	86,351
1,587,548	CitiMortgage Alternative Loan Trust Series 2007-A4		5.7500	04/25/37	1,584,530
918,000	COMM 2013-CCRE7 Mortgage Trust(c),(d)		4.5410	03/10/46	834,816
1,300,000	COMM 2014-LC17 Mortgage Trust(c)		3.1140	10/10/47	1,066,555
1,452,047	Conseco Finance Corporation(d)		7.9500	11/15/26	1,294,944
233,307	Conseco Finance Corporation(d)		7.5400	06/15/28	244,824
2,679,628	Conseco Finance Corporation(d)		6.5600	11/01/28	2,418,445
3,503,975	Conseco Finance Corporation(d)		6.8300	04/01/30	3,435,969
82,145	Conseco Finance Corporation(d)		6.9800	09/01/30	78,290
1,098,830	Conseco Finance Corporation/Old(a)	US0001M + 5.250%	5.3230	04/15/32	1,126,737
959,425	Conseco Finance Home Equity Loan Trust 2002-B(a)	US0001M + 5.250%	5.3230	05/15/33	986,505
803,318	Conseco Finance Securitizations Corporation(d)		7.6900	03/01/31	760,866
3,000,000	Conseco Finance Securitizations Corporation(d)		9.5460	12/01/33	3,044,751
924,762	Conseco Finance Securitizations Corporation(d)		9.8010	12/01/33	39,499
75,015	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 3.375%	3.4670	03/25/32	79,821
1,084,194	Countrywide Asset-Backed Certificates(a)	US0001M + 0.900%	0.9920	05/25/32	1,066,747
558,011	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	2.3420	11/25/32	571,590
321,147	Countrywide Asset-Backed Certificates(a)	US0001M + 2.550%	2.6420	04/25/33	326,571
802,349	Countrywide Asset-Backed Certificates(a)	US0001M + 1.020%	1.1120	09/25/33	789,211
47,508	Countrywide Asset-Backed Certificates(a)	US0001M + 1.950%	2.0410	03/25/34	47,760
200,272	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	1.9660	04/25/34	200,170
21,925	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	2.3420	07/25/34	22,935
506,367	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	1.9660	10/25/34	479,927

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

1,133,380	Countrywide Asset-Backed Certificates(a)	US0001M + 4.200%	4.2910	12/25/34	$1,212,499
245,829	Countrywide Asset-Backed Certificates(a)	US0001M + 0.500%	0.5920	03/25/36	243,995
2,701,668	Countrywide Asset-Backed Certificates(a)	US0001M + 0.975%	1.0660	04/25/36	2,095,699
1,267,868	Countrywide Asset-Backed Certificates(a)	US0001M + 0.615%	0.7060	07/25/36	1,278,774
447,505	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	0.3520	12/25/36	402,954
2,031,212	Countrywide Asset-Backed Certificates(a)	US0001M + 0.280%	0.3710	03/25/37	2,076,423
157,410	Countrywide Asset-Backed Certificates(a)	US0001M + 0.140%	0.2320	05/25/37	153,847
950,895	Countrywide Asset-Backed Certificates(a)	US0001M + 0.160%	0.2510	01/25/46	947,846
1,049,614	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 0.900%	0.9920	03/25/47	934,038
283,116	Credit Suisse First Boston Mortgage Securities(d)		3.1610	06/25/32	294,681
130,041	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.000%	2.0910	10/25/32	129,342
1,405,244	Credit Suisse First Boston Mortgage Securities(d)		6.7090	02/25/33	1,289,465
99,019	Credit Suisse First Boston Mortgage Securities(d)		2.2970	03/25/33	97,784
114,483	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.250%	3.3410	04/25/34	116,381
1,173,078	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.150%	1.2410	11/25/34	1,050,774
55,461	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.000%	2.0910	02/25/35	56,818
629,974	Credit Suisse First Boston Mortgage Securities		5.5000	02/25/35	629,077
928,113	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.950%	2.0410	04/25/32	919,122
573,151	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.0920	05/25/32	589,884
131,675	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.425%	1.5160	01/25/33	131,142
108,178	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.0920	03/25/34	111,979
221,578	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 3.750%	3.3980	03/25/34	231,551
145,075	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 4.875%	3.3980	03/25/34	194,761
162,522	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.700%	2.7920	07/25/35	162,911
3,505,000	Credit-Based Asset Servicing and Securitization,(c),(e)		6.0000	09/25/35	2,624,236
50,348	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.795%	0.8860	12/25/35	50,238
435,166	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.500%	1.5910	12/25/35	426,711
1,931,254	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 1.050%	1.1410	07/25/36	1,929,532
445,000	Credit-Based Asset Servicing and Securitization,(e)		6.1140	04/25/37	390,779
1,033,059	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 0.340%	0.4320	07/25/37	833,373
1,360,918	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 3.750%	3.8410	05/25/50	1,294,365
3,000,000	Csail 2015-C2 Commercial Mortgage Trust(d)		4.3270	06/15/57	2,811,968
663,749	CSFB Mortgage-Backed Trust Series 2004-7(d)		5.9380	11/25/34	448,749
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.8360	07/25/35	2,780,633

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

132,574	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.8360	07/25/35	$104,913
2,000,000	CWABS Asset-Backed Certificates Trust 2005-11(d)		4.1390	02/25/36	2,056,730
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4(d)		5.2360	07/25/35	1,677,989
2,078,606	CWABS Inc Asset-Backed Certificates Trust 2004-4(a)	US0001M + 4.500%	4.5920	08/25/33	2,151,861
10,080	CWABS Inc Asset-Backed Certificates Trust 2004-5(a)	US0001M + 3.000%	3.0920	04/25/34	10,142
50,818	CWABS Inc Asset-Backed Certificates Trust 2004-5(a)	US0001M + 0.855%	0.9470	08/25/34	50,715
1,501,557	CWHEQ Revolving Home Equity Loan Trust Series(a),(c)	US0001M + 0.180%	0.2530	05/15/35	1,475,453
350,316	CWHEQ Revolving Home Equity Loan Trust Series(a)	US0001M + 0.200%	0.2730	05/15/36	333,763
166,171	Delta Funding Home Equity Loan Trust 1999-3(e)		8.1000	01/15/30	134,013
1,251,207	Deutsche Alt-A Securities Mortgage Loan Trust(a)	US0001M + 0.400%	0.4920	08/25/47	861,488
953,598	Deutsche Mortgage Securities Inc REMIC Trust(a),(c)	US0001M + 0.250%	0.3540	05/28/37	310,186
18,884	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.650%	1.7430	08/25/35	17,585
403,923	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.875%	1.9680	07/19/44	241,800
19,529	DSLA Mortgage Loan Trust 2005-AR1(a)	US0001M + 0.660%	0.7530	02/19/45	2,008
854,220	DSLA Mortgage Loan Trust 2007-AR1(a)	US0001M + 0.180%	0.2730	04/19/47	791,495
1,007,443	EMC Mortgage Loan Trust 2002-A(a),(c)	US0001M + 2.550%	2.6420	05/25/39	970,906
2,833,413	Equifirst Loan Securitization Trust 2007-1(a)	US0001M + 0.280%	0.3710	04/25/37	5,371,515
439,512	EquiFirst Mortgage Loan Trust 2004-3(a)	US0001M + 3.900%	3.9920	12/25/34	401,538
850,860	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	1.8920	04/25/35	845,966
782,374	Equity One Mortgage Pass-Through Trust 2004-3(e)		4.2040	07/25/34	753,838
525,593	Finance America Mortgage Loan Trust 2004-1(a)	US0001M + 2.175%	2.2660	06/25/34	498,884
264,253	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.900%	0.9920	08/25/34	261,528
640,958	First Franklin Mortgage Loan Trust 2002-FF4(a)	US0001M + 1.575%	1.6670	02/25/33	543,467
90,618	First Franklin Mortgage Loan Trust 2002-FFA(a)	US0001M + 2.000%	2.0910	09/25/32	93,889
942,130	First Franklin Mortgage Loan Trust 2003-FFH1(a)	US0001M + 2.625%	2.7160	09/25/33	949,556
2,958,558	First Franklin Mortgage Loan Trust 2003-FFH2(a)	US0001M + 2.370%	2.4620	02/25/34	3,046,928
2,592,533	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	2.4160	05/25/34	2,321,964
490,516	First Franklin Mortgage Loan Trust 2004-FF5(a)	US0001M + 2.400%	2.4910	08/25/34	501,978
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7(a)	US0001M + 2.175%	2.2660	09/25/34	1,215,988
815,307	First Franklin Mortgage Loan Trust 2004-FF7(e)		5.5000	09/25/34	844,659
788,982	First Franklin Mortgage Loan Trust 2004-FF8(a)	US0001M + 1.425%	1.5160	10/25/34	795,724
913,553	First Franklin Mortgage Loan Trust 2004-FFH4(a)	US0001M + 2.700%	2.7920	01/25/35	938,972
8,171,889	First Franklin Mortgage Loan Trust 2005-FF9(a)	US0001M + 0.810%	0.9020	10/25/35	8,609,948
42,607	First Franklin Mortgage Loan Trust 2005-FFH4(a)	US0001M + 0.720%	0.8120	12/25/35	42,626

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

4,610,307	First Franklin Mortgage Loan Trust 2006-FF10(a)	US0001M + 0.270%	0.3620	07/25/36	$6,659,863
4,837,525	First NLC Trust 2005-1(a)	US0001M + 0.645%	0.6430	05/25/35	4,461,492
1,365,600	First NLC Trust 2007-1(a),(c)	US0001M + 0.280%	0.3710	08/25/37	909,422
60,628	Fremont Home Loan Trust 2004-B(a)	US0001M + 2.325%	2.4160	05/25/34	64,423
241,014	Fremont Home Loan Trust 2004-C(a)	US0001M + 1.725%	1.8160	08/25/34	237,553
434,881	GE Capital Mortgage Funding Corp 1999-HE3 Trust(d)		7.7750	10/25/29	456,037
125,904	GE Capital Mortgage Services Inc 1999-HE2 Trust(d)		7.9050	07/25/29	69,897
794,868	Global Mortgage Securitization Ltd.(a),(c)	US0001M + 0.270%	0.3620	04/25/32	770,374
1,850,761	Global Mortgage Securitization Ltd.(c)		5.2500	04/25/32	1,782,050
1,549,199	GMACM Mortgage Loan Trust 2004-GH1(e)		5.5000	07/25/35	1,572,616
50,813	GreenPoint Mortgage Funding Trust 2006-AR3(a)	US0001M + 0.460%	0.5510	04/25/36	62,683
405,679	GreenPoint Mortgage Loan Trust 2004-1(a)	US0001M + 1.150%	1.2410	10/25/34	367,657
1,400,000	GS Mortgage Securities Corp Trust 2017-SLP(c),(d)		4.7440	10/10/32	1,398,389
3,500,000	GS Mortgage Securities Corporation II(a),(c)	US0001M + 1.300%	1.6230	09/15/31	3,252,641
2,268,676	GS Mortgage Securities Trust 2007-GG10(d)		6.0240	08/10/45	1,047,321
543,879	GS Mortgage Securities Trust 2011-GC3 Series 2011-GC3 D(c),(d)		5.5850	03/10/44	543,425
2,540,000	GS Mortgage Securities Trust 2014-GC26(c),(d)		4.6600	11/10/47	1,710,045
831,137	GSAA Home Equity Trust 2005-2(a)	US0001M + 2.175%	2.2660	12/25/34	919,258
4,530	GSAA Home Equity Trust 2005-5(a)	US0001M + 0.945%	1.0370	02/25/35	4,833
60,972	GSAA Home Equity Trust 2006-3(a)	US0001M + 0.160%	0.2510	03/25/36	29,569
1,842,000	GSAA Trust(e)		6.2600	11/25/34	1,850,126
7,126	GSAMP Trust 2003-FM1(a)	US0001M + 2.775%	2.8680	03/20/33	9,468
166,297	GSAMP Trust 2004-OPT(a)	US0001M + 2.550%	2.6420	11/25/34	162,073
89,597	GSAMP Trust 2004-WF(a)	US0001M + 2.475%	2.5670	10/25/34	87,585
1,664,794	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	0.6620	02/25/36	1,964,223
1,142,014	GSAMP Trust 2007-FM1(a)	US0001M + 0.120%	0.2120	12/25/36	708,089
2,000,000	GSAMP Trust 2007-SEA1(c),(e)		5.5000	12/25/36	2,037,181
1,713,409	GSMPS Mortgage Loan Trust 2003-3(c),(d)		7.0570	06/25/43	497,140
166,854	GSMPS Mortgage Loan Trust 2006-RP1(a),(c)	US0001M + 0.350%	0.4420	01/25/36	139,466
132,720	GSR Mortgage Loan Trust 2003-1(a)	H15T1Y + 1.750%	1.8400	03/25/33	118,554
159,329	GSR Mortgage Loan Trust 2003-2F		4.7500	03/25/32	163,370
19,046	GSR Mortgage Loan Trust 2004-7(d)		2.0640	06/25/34	19,352
2,452,144	GSR Mortgage Loan Trust 2006-4F(a)	US0001M + 0.350%	0.4420	05/25/36	255,070
1,142,406	GSR Mortgage Loan Trust 2006-9F(a)	US0001M + 0.350%	0.4420	10/25/36	149,178

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

31,013	GSR Mortgage Loan Trust 2006-AR2(a)	US0001M + 0.780%	0.8710	12/25/35	$15,998
118,180	GSR Mortgage Loan Trust 2006-AR2(d)		2.6540	04/25/36	97,076
1,414,258	GSR Mortgage Loan Trust 2006-OA1(a)	US0001M + 0.520%	0.6110	08/25/46	826,519
4,212,893	HarborView Mortgage Loan Trust 2005-13(a)	US0001M + 0.560%	0.6530	02/19/36	2,921,667
157,414	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.760%	0.9190	07/19/45	146,320
21,489,809	HarborView Mortgage Loan Trust 2005-8(b),(d)		1.8750	09/19/35	674,122
14,673,464	HarborView Mortgage Loan Trust 2006-1(b),(d)		2.1160	03/19/36	745,277
5,291,891	HarborView Mortgage Loan Trust 2006-10(a)	US0001M + 0.240%	0.3330	11/19/36	4,914,391
1,033,761	HarborView Mortgage Loan Trust 2006-14(a)	US0001M + 0.200%	0.2930	02/19/37	2,059,199
165,618	HarborView Mortgage Loan Trust 2006-7(a)	US0001M + 0.400%	0.4930	09/19/46	152,450
2,292,951	HarborView Mortgage Loan Trust 2007-1(a)	US0001M + 0.180%	0.2730	03/19/37	3,254,459
2,660,320	HarborView Mortgage Loan Trust 2007-3(a)	US0001M + 0.230%	0.3230	05/19/47	2,580,553
2,054,957	HarborView Mortgage Loan Trust 2007-7(a)	US0001M + 1.000%	1.0910	10/25/37	1,987,035
850,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	850,724
8,113,000	HMH Trust 2017-NSS(c)		6.2920	07/05/31	7,697,028
2,000,000	HMH Trust 2017-NSS(c)		8.4800	07/05/31	1,877,956
237,122	Home Equity Asset Trust(a)	US0001M + 2.550%	2.6420	03/25/33	236,727
1,333,643	Home Equity Asset Trust(a)	US0001M + 3.500%	3.5920	03/25/34	1,341,109
135,035	Home Equity Asset Trust(a)	US0001M + 2.350%	2.4410	04/25/34	136,369
296,287	Home Equity Asset Trust(a)	US0001M + 2.500%	2.5910	04/25/34	297,512
381,585	Home Equity Asset Trust(a)	US0001M + 2.600%	2.6920	08/25/34	711,264
770,660	Home Equity Asset Trust(a)	US0001M + 1.500%	1.5910	03/25/35	780,151
237,632	Home Equity Asset Trust 2002-2(a)	US0001M + 1.850%	1.9420	06/25/32	231,831
925,425	Home Equity Asset Trust 2004-4(a)	US0001M + 2.750%	2.8420	10/25/34	1,071,793
215,407	Home Equity Asset Trust 2004-6(a)	US0001M + 1.650%	1.7420	12/25/34	218,805
1,137,869	Home Equity Asset Trust 2005-4(a)	US0001M + 1.680%	1.7710	10/25/35	1,393,184
8,095,640	Home Equity Loan Trust(a)	US0001M + 0.500%	0.5920	04/25/37	9,429,855
471,101	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.2660	12/25/32	473,559
108,039	Home Equity Mortgage Loan Asset-Backed Trust(e)		4.7530	04/25/33	145,251
262,272	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.2660	11/25/34	262,995
156,564	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.425%	1.5160	03/25/35	155,604
344,441	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.575%	1.6670	03/25/35	338,412
293,558	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.875%	1.9660	03/25/35	291,524
137,000	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.660%	0.7520	03/25/36	132,367

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

5,209,600	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.160%	0.2510	11/25/36	$4,949,013
196,401	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.120%	0.2120	04/25/37	161,842
782,836	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.220%	0.3120	04/25/37	678,697
1,705,037	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.240%	0.3310	04/25/37	1,307,508
151,146	HomeBanc Mortgage Trust 2004-2(a)	US0001M + 0.975%	1.0660	12/25/34	151,584
582,555	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.875%	1.9660	03/25/35	489,432
76,027	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.950%	2.0410	03/25/35	63,801
4,828,080	HSI Asset Securitization Corp Trust 2007-WF1(a)	US0001M + 0.270%	0.3620	05/25/37	5,845,545
1,496,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,365,003
453,975	IMC Home Equity Loan Trust 1998-1(e)		7.5300	06/20/29	463,455
2,608	IMC Home Equity Loan Trust 1998-5(e)		6.5600	03/15/37	2,661
511,801	Impac CMB Trust Series 2004-11(a)	US0001M + 0.740%	0.8310	03/25/35	523,639
62,145	Impac CMB Trust Series 2004-4(a)	US0001M + 2.250%	2.3420	09/25/34	60,621
368,561	Impac CMB Trust Series 2005-2(a)	US0001M + 0.645%	0.7360	04/25/35	367,542
630,153	Impac CMB Trust Series 2005-2(a)	US0001M + 0.765%	0.8570	04/25/35	616,233
120,201	Impac CMB Trust Series 2005-2(a)	US0001M + 1.125%	1.2170	04/25/35	115,882
80,134	Impac CMB Trust Series 2005-2(a)	US0001M + 2.475%	2.5670	04/25/35	78,787
5,362	Impac CMB Trust Series 2005-6(a)	US0001M + 3.375%	3.4670	10/25/35	5,716
256,934	Impac Secured Assets CMN Owner Trust		6.5000	04/25/33	205,979
900,165	Impac Secured Assets CMN Owner Trust(e)		5.1200	03/25/34	892,739
4,210,549	Impac Secured Assets Corp Series 2004-4(a)	US0001M + 1.650%	1.7420	02/25/35	3,757,101
1,651,228	IndyMac IMJA Mortgage Loan Trust 2007-A1		6.0000	08/25/37	966,623
1,616,806	IndyMac IMJA Mortgage Loan Trust 2007-A3		6.2500	11/25/37	1,056,971
5,820,618	IndyMac IMSC Mortgage Loan Trust 2007-HOA1(a)	US0001M + 0.180%	0.2720	07/25/47	4,872,765
115,500	IndyMac INDA Mortgage Loan Trust 2006-AR3(d)		3.0020	12/25/36	110,805
1,816,676	IndyMac INDX Mortgage Loan Trust 2004-AR14(a)	US0001M + 0.720%	0.8120	01/25/35	1,562,007
94,542	IndyMac INDX Mortgage Loan Trust 2004-AR5(a)	US0001M + 0.800%	0.8920	08/25/34	89,863
1,405,530	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		3.2460	10/25/34	1,420,596
3,379,559	IndyMac INDX Mortgage Loan Trust 2005-AR16IP(a)	US0001M + 0.640%	0.7310	07/25/45	3,017,476
4,592,154	IndyMac INDX Mortgage Loan Trust 2005-AR18(a)	US0001M + 0.620%	0.7120	10/25/36	2,760,211
389,188	IndyMac INDX Mortgage Loan Trust 2005-AR23(d)		2.7650	11/25/35	370,675
820,527	IndyMac INDX Mortgage Loan Trust 2005-AR4(a)	US0001M + 0.560%	0.6510	03/25/35	797,370
285,661	IndyMac INDX Mortgage Loan Trust 2006-AR21(a)	US0001M + 0.240%	0.3310	08/25/36	279,579
717,603	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.080%	0.1720	11/25/36	712,201

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

879,263	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.170%	0.2620	11/25/36	$878,424
58,954	IndyMac INDX Mortgage Loan Trust 2006-AR5(d)		3.1890	05/25/36	60,133
84,599	IndyMac INDX Mortgage Loan Trust 2006-AR6(a)	US0001M + 0.400%	0.4920	06/25/46	77,459
445,836	IndyMac INDX Mortgage Loan Trust 2006-AR8(a)	US0001M + 0.460%	0.5510	07/25/46	454,423
1,926,353	IndyMac INDX Mortgage Loan Trust 2007-FLX3(a)	US0001M + 0.270%	0.3620	06/25/37	2,435,881
23,872	Irwin Home Equity Loan Trust 2006-1(a),(c)	US0001M + 0.420%	0.5110	09/25/35	23,724
3,000,000	J.P. Morgan Chase Commercial Mortgage(a),(c)	US0001M + 2.500%	3.5000	11/15/35	2,732,155
481,658	JP Morgan Alternative Loan Trust(d)		3.0060	05/25/36	372,899
4,418,450	JP Morgan Chase Commercial Mortgage Securities(c)		3.4290	06/10/27	3,275,345
3,303,407	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,894,152
51,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 2.550%	2.6230	04/15/31	50,531
27,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 3.370%	3.4430	04/15/31	26,681
1,500,000	JP Morgan Chase Commercial Mortgage Securities(d)		6.2730	04/15/45	284,027
2,200,000	JP Morgan Chase Commercial Mortgage Securities(d)		6.2730	04/17/45	243,751
1,664,000	JP Morgan Chase Commercial Mortgage Securities(d)		4.3050	04/15/46	1,278,558
3,573,622	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	3,092,195
957,411	JP Morgan Mortgage Trust 2005-A1(d)		2.7330	02/25/35	702,369
98,253	JP Morgan Mortgage Trust 2006-A6(d)		2.7540	10/25/36	82,418
217,049	JP Morgan Mortgage Trust 2006-A7(d)		3.0940	01/25/37	203,895
143,519	JP Morgan Mortgage Trust 2006-S3		6.5000	08/25/36	81,197
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2(c),(d)		3.5150	06/15/49	1,900,865
5,000,000	Lehman Brothers Small Balance Commercial Mortgage(a),(c)	US0001M + 0.600%	0.6910	06/25/37	4,135,263
2,213,950	Lehman Mortgage Trust 2005-3		5.5000	01/25/36	1,698,337
42,256	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	43,288
5,198,194	Lehman Mortgage Trust 2007-5(a),(b)	US0001M + 6.340%	6.2480	06/25/37	1,552,543
138,283	Lehman XS Trust 2007-1(a)	US0001M + 0.460%	0.5510	02/25/37	112,498
1,291,540	Lehman XS Trust 2007-6(a)	US0001M + 0.420%	0.5110	05/25/37	1,140,613
1,304,347	Lehman XS Trust Series 2005-5N(a)	US0001M + 0.500%	0.5920	11/25/35	1,104,056
5,060,647	Lehman XS Trust Series 2005-9N(a)	12MTA + 1.060%	1.1760	02/25/36	4,795,371
956	Lehman XS Trust Series 2006-18N(a),(f)	US0001M + 0.340%	0.4310	12/25/36	956
1,630,756	Lehman XS Trust Series 2006-18N(a)	US0001M + 0.190%	0.4710	12/25/36	1,424,746
978,005	Lehman XS Trust Series 2007-12N(a)	US0001M + 0.200%	0.2910	07/25/47	976,475
182,980	Lehman XS Trust Series 2007-16N(a)	US0001M + 0.850%	0.9420	09/25/47	186,104
686,374	Lehman XS Trust Series 2007-7N(a)	US0001M + 0.240%	0.3310	06/25/47	636,718

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

11,202	Long Beach Mortgage Loan Trust 2004-4(a)	US0001M + 1.650%	1.7420	10/25/34	$11,194
140,310	Long Beach Mortgage Loan Trust 2004-5(a)	US0001M + 1.800%	1.8920	09/25/34	147,431
70,706	Long Beach Mortgage Loan Trust 2004-5(a)	US0001M + 1.950%	2.0410	09/25/34	76,109
5,398,692	Long Beach Mortgage Loan Trust 2005-1(a)	US0001M + 1.425%	1.5160	02/25/35	5,397,348
439,619	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.350%	0.4420	03/25/36	25,247
285,752	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.400%	0.4920	03/25/36	16,102
550,240	Mastr Asset Backed Securities Trust 2004-FRE1(a)	US0001M + 2.100%	2.1920	07/25/34	554,987
1,227,056	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 3.750%	3.8410	09/25/34	1,224,715
108,038	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 1.500%	1.5910	09/25/34	104,739
944,521	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 2.850%	2.9410	09/25/34	915,374
14,996	Mastr Asset Backed Securities Trust 2004-WMC3(a)	US0001M + 0.960%	1.0510	10/25/34	15,022
97,431	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 1.200%	1.2920	12/25/34	98,804
96,615	MASTR Asset Securitization Trust 2004-1(d)		5.4910	02/25/34	90,270
88,300	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	68,441
332,556	Mastr Specialized Loan Trust(c),(e)		6.2500	07/25/35	391,105
1,088,918	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(d)		2.6100	10/20/29	1,103,988
884,390	MERIT Securities Corporation(e)		8.3500	07/28/33	763,570
791,051	Merrill Lynch Alternative Note Asset Trust Series(a)	US0001M + 0.250%	0.3410	08/25/37	785,514
77,249	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		2.7520	12/25/32	69,663
1,088,197	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.475%	2.5670	07/25/34	1,126,194
491,885	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.775%	2.8660	12/25/34	501,399
3,228,755	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	1.0660	08/25/35	4,571,366
156,359	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 4.350%	4.4420	08/25/35	160,655
733,990	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 5.250%	5.3420	08/25/35	747,194
181,923	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.795%	0.8860	09/25/35	181,782
1,092,952	Merrill Lynch Mortgage Investors Trust Series(a),(c)	US0001M + 5.625%	5.7170	09/25/35	1,133,880
433,604	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 1.950%	2.0410	10/25/35	425,878
16,536	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0000	09/25/37	16,232
541,213	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.3330	09/25/37	288,705
64,314	Merrill Lynch Mortgage Investors Trust Series MLMI(d)		2.3760	02/25/34	58,993
107,546	Morgan Stanley A.B.S Capital I Inc Trust 2001-WF1(a)	US0001M + 1.575%	1.6670	09/25/31	112,782
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10(a)	US0001M + 5.625%	5.7170	10/25/33	769,594
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5(a)	US0001M + 4.950%	5.0420	04/25/33	1,706,684
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.400%	5.4920	09/25/33	439,221

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.625%	5.7170	09/25/33	$579,719
203,848	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE6(a)	US0001M + 2.025%	2.1170	08/25/34	205,206
137,999	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE7(a)	US0001M + 2.850%	2.9410	08/25/34	147,776
332,016	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE9(a)	US0001M + 1.575%	1.6670	11/25/34	318,104
39,277	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7(a)	US0001M + 1.725%	1.8160	07/25/34	39,057
57,715	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8(a)	US0001M + 2.775%	2.8660	09/25/34	58,491
1,500,428	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.425%	1.5160	01/25/35	1,388,111
556,801	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE1(a)	US0001M + 1.305%	1.3970	12/25/34	519,202
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2(a)	US0001M + 1.020%	1.1120	01/25/35	485,459
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1(a)	US0001M + 1.095%	1.1860	01/25/35	1,075,789
312,669	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1(a)	US0001M + 1.875%	1.9660	01/25/35	317,098
1,887,631	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2(a)	US0001M + 1.035%	1.1270	03/25/35	1,585,001
1,610,635	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(a)	US0001M + 0.975%	1.0660	02/25/35	1,312,086
200,000	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4(a)	US0001M + 1.050%	1.1410	04/25/35	198,708
313,890	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3(a)	US0001M + 0.060%	0.1510	12/25/36	207,623
1,856,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	11/15/49	1,469,649
99,000	Morgan Stanley Capital I Trust 2019-MEAD(c),(d)		3.2830	11/10/36	101,933
1,285,017	Morgan Stanley Home Equity Loan Trust 2007-2(a)	US0001M + 0.100%	0.1910	04/25/37	844,208
2,278,430	Morgan Stanley IXIS Real Estate Capital Trust(a)	US0001M + 0.150%	0.2410	11/25/36	1,054,329
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.320%	0.4120	04/25/37	1,252,053
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.320%	0.4120	04/25/37	314,456
184,833	MortgageIT Trust 2005-2(a)	US0001M + 0.810%	0.9020	05/25/35	186,294
49,807	MortgageIT Trust 2005-2(a)	US0001M + 1.650%	1.7420	05/25/35	47,981
2,500,000	MSBAM Commercial Mortgage Securities Trust(c),(d)		4.4250	10/15/30	2,012,998
1,048,129	New Century Home Equity Loan Trust 2003-6(a)	US0001M + 4.763%	4.8540	01/25/34	1,105,898
74,166	New Century Home Equity Loan Trust 2004-1(a)	US0001M + 2.025%	2.1170	05/25/34	75,765
3,635,992	New Century Home Equity Loan Trust 2005-2(a)	US0001M + 1.020%	1.1120	06/25/35	3,157,390
614,070	New Century Home Equity Loan Trust 2006-2(a)	US0001M + 0.160%	0.2510	08/25/36	600,179
1,243,581	New Century Home Equity Loan Trust Series 2003-2(a)	US0001M + 3.000%	3.0920	01/25/33	1,162,286
174,454	New Century Home Equity Loan Trust Series 2003-3(a)	US0001M + 5.625%	5.7170	07/25/33	181,880
29,202	New Century Home Equity Loan Trust Series 2003-5(e)		4.9300	11/25/33	28,763
150,978	New Century Home Equity Loan Trust Series 2003-5(e)		6.0000	11/25/33	152,635
588,004	Newcastle Mortgage Securities Trust 2007-1(a)	US0001M + 0.650%	0.7410	04/25/37	3,121,582
132,147	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 1.100%	1.1910	08/25/34	147,627

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

8,424	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 0.620%	0.7120	01/25/36	$70,338
275,806	Nomura Asset Acceptance Corp Alternative Loan(d)		3.2900	06/25/36	245,418
16,635	NovaStar Mortgage Funding Trust Series 2003-3(a)	US0001M + 1.125%	1.2170	12/25/33	16,649
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 2.550%	2.6420	06/25/34	1,344,278
1,946,368	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 2.700%	2.7920	06/25/34	1,914,969
98,506	NovaStar Mortgage Funding Trust Series 2004-3(a)	US0001M + 2.775%	2.8660	12/25/34	99,723
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4(a)	US0001M + 2.550%	2.6420	03/25/35	2,509,096
3,253,822	NovaStar Mortgage Funding Trust Series 2005-1(a)	US0001M + 1.770%	1.8610	06/25/35	2,419,335
471,512	NovaStar Mortgage Funding Trust Series 2006-MTA1(a)	US0001M + 0.380%	0.4710	09/25/46	461,959
1,612,247	NRZ Excess Spread-Collateralized Notes(c)		5.6700	05/25/23	1,605,172
1,878,436	Oakwood Mortgage Investors, Inc.(d)		7.7600	03/15/32	1,875,410
439,085	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.025%	2.1170	01/25/34	441,391
298,286	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.475%	2.5670	01/25/34	290,004
226,699	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.575%	1.6670	05/25/34	231,262
576,609	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.875%	1.9660	05/25/34	580,286
593,107	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 2.700%	2.7920	05/25/34	601,481
5,269,316	OPTONE 68402SAC3 DEL TR 2016-1(b),(c),(d)		9.7150	02/26/38	3,886,551
214,755	Origen Manufactured Housing Contract Trust 2001-A(d)		7.8200	03/15/32	211,078
1,001,121	Ownit Mortgage Loan Trust Series 2004-1(a)	US0001M + 2.775%	2.8660	07/25/35	1,205,256
148,558	Ownit Mortgage Loan Trust Series 2006-2(e)		6.1330	01/25/37	150,217
1,500,000	Palisades Center Trust 2016-PLSD(c)		2.7130	04/13/33	1,405,585
1,180,805	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.775%	2.8660	09/25/34	1,210,786
2,699,596	Park Place Securities Inc Asset-Backed(a),(c)	US0001M + 0.740%	1.2020	03/25/35	2,248,574
149,753	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.720%	0.8120	08/25/35	150,384
2,866,115	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	1.0820	09/25/35	2,623,532
189,648	People’s Choice Home Loan Securities Trust Series(a)	US0001M + 1.725%	1.8160	10/25/34	191,517
1,322,589	People’s Choice Home Loan Securities Trust Series(a)	US0001M + 2.700%	2.7920	10/25/34	1,302,710
59,480	Popular A.B.S Mortgage Pass-Through Trust 2005-5(e)		3.6940	11/25/35	60,393
980,213	Popular A.B.S Mortgage Pass-Through Trust 2005-A(a)	US0001M + 2.475%	2.5670	06/25/35	984,246
2,234,532	Popular A.B.S Mortgage Pass-Through Trust 2006-C(a)	US0001M + 0.430%	0.5210	07/25/36	2,772,258
71,559	Prime Mortgage Trust 2006-1		5.5000	06/25/36	71,593
695,000	Prime Mortgage Trust 2006-CL1(a)	US0001M + 0.720%	0.8120	02/25/35	568,939
300,000	Provident Bank Home Equity Loan Trust 1998-4(a)	US0001M + 3.500%	3.5920	01/25/30	300,410
706,445	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.390%	0.8720	01/25/31	655,620

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

178,948	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.420%	0.9320	01/25/31	$167,292
1,850,522	Quest Trust(a),(c)	US0001M + 5.250%	4.4020	12/25/33	1,700,451
267,722	Quest Trust(a),(c)	US0001M + 4.875%	4.9660	02/25/34	280,700
1,506,531	Quest Trust(a),(c)	US0001M + 3.225%	3.3160	06/25/34	1,470,255
325,067	RAAC Series 2004-SP3 Trust(a)	US0001M + 2.775%	2.8660	09/25/34	198,231
655,850	RAAC Series 2005-SP2 Trust(a)	US0001M + 0.600%	0.6910	06/25/44	600,812
601,586	RAAC Series 2007-RP4 Trust(a),(c)	US0001M + 0.350%	0.4420	11/25/46	582,209
4,883,454	RALI Series 2005-QO1 Trust(a)	US0001M + 0.380%	0.4710	08/25/35	2,318,274
274,408	RALI Series 2005-QS7 Trust		5.5000	06/25/35	272,777
2,159,266	RALI Series 2006-QO7 Trust(a)	12MTA + 0.800%	0.9160	09/25/46	2,055,931
507,791	RALI Series 2006-QO8 Trust(a)	US0001M + 0.400%	0.4920	10/25/46	500,077
48,393,704	RALI Series 2006-QS12 Trust(b),(d)		0.4630	09/25/36	636,701
213,636	RALI Series 2006-QS7 Trust(a)	US0001M + 0.400%	0.4920	06/25/36	154,208
1,197,587	RALI Series 2007-QH3 Trust(a)	US0001M + 0.210%	0.3020	04/25/37	4,012,616
674,687	RALI Series 2007-QH5 Trust(a)	US0001M + 0.250%	0.3410	06/25/37	84,738
563,083	RALI Series 2007-QH7 Trust(a)	US0001M + 0.270%	0.3620	08/25/37	314,573
386,390	RAMP Series 2003-RS9 Trust(a)	US0001M + 1.800%	2.7920	10/25/33	390,791
6,258	RAMP Series 2004-SL1 Trust(a)	US0001M + 1.900%	2.9410	10/25/31	5,900
1,000,000	RAMP Series 2005-EFC4 Trust(a)	US0001M + 0.630%	1.0370	09/25/35	993,245
409,322	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.500%	0.8420	09/25/35	406,708
842,662	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	0.7060	01/25/36	674,392
2,319,652	RAMP Series 2006-RZ2 Trust(a)	US0001M + 0.340%	0.6010	05/25/36	2,808,797
334,735	RAMP Series 2007-RS2 Trust(a)	US0001M + 0.370%	0.4610	05/25/37	318,993
694,656	RASC Series 2003-KS4 Trust(a)	US0001M + 0.290%	0.6720	06/25/33	676,260
1,844,466	RASC Series 2004-KS6 Trust		4.9080	07/25/34	1,660,883
3,000,000	RASC Series 2005-KS6 Trust(a)	US0001M + 1.250%	1.9660	07/25/35	3,017,326
1,973,298	RASC Series 2007-KS3 Trust(a)	US0001M + 0.380%	0.4710	04/25/37	1,625,243
353,595	Renaissance Home Equity Loan Trust 2002-3(a)	US0001M + 5.250%	5.3420	12/25/32	324,906
15,503,453	Reperforming Loan REMIC Trust 2005-R1(b),(c),(d)		6.0280	03/25/35	2,454,697
14,559,369	Reperforming Loan REMIC Trust 2005-R2(b),(c),(d)		5.5520	06/25/35	1,475,262
17,007,911	Reperforming Loan REMIC Trust 2006-R1(b),(d)		5.5140	01/25/36	1,926,566
1,288,180	Residential Asset Securitization Trust 2003-A4		5.7500	05/25/33	1,031,989
19,802,632	Residential Asset Securitization Trust 2005-A11CB(b),(d)		0.3480	10/25/35	166,277
1,886,792	Residential Asset Securitization Trust 2007-A1		6.0000	03/25/37	1,062,732

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

1,302,453	Residential Asset Securitization Trust 2007-A2		6.0000	04/25/37	$1,056,495
1,743,631	Residential Asset Securitization Trust 2007-A8		6.0000	08/25/37	1,407,157
2,673,666	Residential Asset Securitization Trust 2007-A9(b),(d)		7.0000	09/25/37	871,484
788,310	SACO I Trust 2005-5(a)	US0001M + 1.350%	1.4420	05/25/35	785,487
363,659	SACO I Trust 2006-3(a)	US0001M + 0.360%	0.4520	04/25/36	361,612
111,173	SACO I Trust 2006-6(a)	US0001M + 0.260%	0.3520	06/25/36	109,779
203,772	SACO I, Inc.(c),(d)		5.4340	04/25/39	207,175
719,805	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	05/25/34	712,333
618,856	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	07/19/44	642,570
565,943	Saxon Asset Securities Trust 2002-3(a)	US0001M + 2.588%	2.6790	12/25/32	555,716
52,691	Saxon Asset Securities Trust 2004-2(a)	US0001M + 1.905%	1.9960	08/25/35	52,345
948,250	Saxon Asset Securities Trust 2005-1(a)	US0001M + 3.525%	2.1350	05/25/35	77,318
4,500,000	Saxon Asset Securities Trust 2007-4(a),(c)	US0001M + 3.000%	3.0920	12/25/37	3,007,992
28,910	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.725%	1.8160	02/25/34	29,177
41,940	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.175%	2.2660	02/25/34	42,953
30,746	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 3.000%	3.0920	02/25/34	29,550
164,502	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.025%	2.1170	08/25/34	159,333
141,886	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.680%	1.7710	09/25/34	156,064
92,772	Sequoia Mortgage Trust 2007-1(d)		2.5810	02/20/47	84,200
175,282	Sequoia Mortgage Trust 9(a)	US0001M + 1.125%	1.2180	09/20/32	164,171
194,150	SG Mortgage Securities Trust 2006-OPT2(a)	US0001M + 0.150%	0.2410	10/25/36	186,477
180,821	Soundview Home Loan Trust 2004-WMC1(a)	US0001M + 1.200%	1.2920	01/25/35	177,465
521,623	Soundview Home Loan Trust 2006-3(a)	US0001M + 0.320%	0.4120	11/25/36	520,919
329,086	Soundview Home Loan Trust 2007-OPT2(a)	US0001M + 0.180%	0.2720	07/25/37	317,303
1,307,933	Soundview Home Loan Trust 2007-OPT4(a)	US0001M + 1.000%	1.0910	09/25/37	1,055,664
166,394	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 4.500%	4.5920	06/25/34	182,225
690,393	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 2.550%	2.6420	02/25/35	692,064
6,498,493	Starwood Retail Property Trust 2014-STAR(a),(c)	US0001M + 1.470%	1.5430	11/15/27	4,939,666
1,596,977	Structured Adjustable Rate Mortgage Loan Trust(d)		3.3900	09/25/35	1,366,815
191,352	Structured Asset Investment Loan Trust(a)	US0001M + 4.500%	4.5920	10/25/33	217,908
473,390	Structured Asset Investment Loan Trust 2003-BC10(a)	US0001M + 4.500%	4.5920	10/25/33	505,597
73,842	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 0.720%	0.8120	04/25/33	72,947
260,149	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 1.380%	1.4720	04/25/33	261,048
145,759	Structured Asset Investment Loan Trust 2003-BC4(a)	US0001M + 4.875%	4.9660	06/25/33	152,707

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

68,262	Structured Asset Investment Loan Trust 2003-BC8(a)	US0001M + 2.625%	2.7160	08/25/33	$73,791
508,601	Structured Asset Investment Loan Trust 2004-5(a)	US0001M + 3.000%	3.0920	05/25/34	533,571
107,209	Structured Asset Investment Loan Trust 2004-8(a)	US0001M + 0.930%	1.0220	09/25/34	106,446
59,977	Structured Asset Investment Loan Trust 2004-8(a)	US0001M + 1.725%	1.8160	09/25/34	60,058
1,734,865	Structured Asset Investment Loan Trust 2004-8(a)	US0001M + 3.750%	3.8410	09/25/34	1,804,524
638,917	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.625%	2.7160	10/25/34	637,059
71,562	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.775%	2.8660	10/25/34	71,274
512,216	Structured Asset Investment Loan Trust 2004-BNC2(a)	US0001M + 1.275%	1.3660	12/25/34	521,431
4,355,763	Structured Asset Mortgage Investments II Trust(b),(d)		0.7070	07/19/35	66,194
303,628	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.420%	0.5110	04/25/36	289,391
4,235,060	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.540%	0.6320	05/25/36	3,381,066
3,413	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.400%	0.4920	08/25/36	21,683
47,751,830	Structured Asset Mortgage Investments II Trust(b)		0.9000	08/25/36	1,323,643
2,404,926	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.460%	0.5510	05/25/45	2,029,848
1,142,109	Structured Asset Mortgage Investments II Trust(d)		2.9610	05/25/47	1,026,362
41,203,851	Structured Asset Mortgage Investments II Trust(b)		0.5000	08/25/47	1,016,396
48,221	Structured Asset Securities Corp 2005-S1(a)	US0001M + 1.050%	1.1410	03/25/35	1,137,251
816,648	Structured Asset Securities Corp Assistance Loan(c)		3.3560	04/25/31	816,222
197,117	Structured Asset Securities Corp Mortgage(d)		2.2870	03/25/33	186,219
181,196	Structured Asset Securities Corp Mortgage(e)		5.2100	11/25/33	136,837
171,251	Structured Asset Securities Corp Mortgage(e)		4.9200	03/25/34	173,029
3,444,946	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.270%	0.3620	01/25/37	3,591,075
33,759	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	32,756
204,419	Structured Asset Securities Corp Pass-Through		3.4500	02/25/32	196,593
568,622	Structured Asset Securities Corporation(c),(d)		4.6810	07/25/35	457,057
605,590	SunTrust Alternative Loan Trust 2006-1F		6.0000	04/25/36	473,799
101,935	Terwin Mortgage Trust 2003-7SL(c),(d)		8.0000	12/25/33	99,201
877,054	Terwin Mortgage Trust 2004-18SL(c),(d)		8.0000	10/25/34	873,733
414,617	Terwin Mortgage Trust 2004-7HE(a),(c)	US0001M + 1.275%	1.3660	07/25/34	413,490
328,963	Terwin Mortgage Trust 2006-HF-1(d)		4.5600	02/25/37	399,313
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE(d)		2.8670	07/25/34	179,994
37,557	Terwin Mortgage Trust Series TMTS 2003-5SL(c),(d)		8.0000	10/25/34	34,719
735,455	Truman Capital Mortgage Loan Trust(a),(c)	US0001M + 4.125%	4.2160	01/25/34	796,273
2,006,993	UCFC Home Equity Loan Trust 1998-D(d)		7.7500	04/15/30	2,090,301

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 93.3% (Continued)

2,450,000	US 2018-USDC(c),(d)		4.6420	05/13/38	$2,136,454
88,835	Voyager CNTYW Delaware Trust(b),(c),(d)		46.1250	02/16/36	80,288
32,396,869	WaMu Mortgage Pass-Through Certificates Series(b),(d)		2.0680	11/25/45	1,718,839
628,609	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.500%	1.9080	05/25/46	617,564
1,605,100	Washington Mutual Mortgage Pass-Through(a)	US0001M + 0.370%	0.4610	02/25/37	956,764
450,424	Washington Mutual Mortgage Pass-Through(a)	12MTA + 0.710%	0.8260	12/25/46	426,280
2,157,909	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.060%	0.1510	10/25/36	1,109,014
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(d)		4.4350	07/15/46	928,693
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		2.8690	02/15/48	669,202
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		3.7680	02/15/48	1,330,704
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34(b),(c),(d)		2.2260	06/15/49	1,245,058
846,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 Class C(d)		5.2260	06/15/49	802,107
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36(c)		2.9420	11/15/59	1,897,210
4,400,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 2.740%	2.8130	02/15/37	4,194,244
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 3.491%	3.5640	02/15/37	2,176,703
522,115	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 2.820%	2.9120	10/25/34	525,800
1,104,823	Wells Fargo Home Equity Asset-Backed Securities(c),(d)		5.0000	10/25/34	1,137,586
343,339	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 3.750%	3.8410	04/25/35	366,814
1,775,415	Wells Fargo Home Equity Asset-Backed Securities(a),(c)	US0001M + 3.750%	3.8410	04/25/35	1,901,316
31,823	Wells Fargo Home Equity Trust Mortgage(a)	US0001M + 1.425%	1.5160	04/25/34	31,927
1,500,000	WFRBS Commercial Mortgage Trust 2014-C22(c)		3.4550	09/15/57	1,050,939
53,975	Wilshire Mortgage Loan Trust(d)		6.8350	03/25/28	55,729
52,354	Wilshire Mortgage Loan Trust(d)		7.4250	05/25/28	53,852
20,260	Wilshire Mortgage Loan Trust(c),(d)		8.9900	05/25/28	11,346
205,546	Yale Mortgage Loan Trust 2007-1(a),(c)	US0001M + 0.400%	0.4920	06/25/37	89,963
					665,725,380
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $601,493,626)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
4,776,326	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(h)	4,776,326

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4% (Continued)
	MONEY MARKET FUNDS - 6.4% (Continued)
40,881,195	Goldman Sachs Financial Square Government Fund, Class FST, 0.03%(h)	$40,881,195
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,657,521)	45,657,521

	TOTAL INVESTMENTS - 101.6% (Cost $667,565,958)	$725,106,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(11,730,276)
	NET ASSETS - 100.0%	$713,376,210

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Interest only securities.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021 the total market value of 144A securities is $167,457,014 or 23.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on June 30, 2021.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2021.

(f)	Illiquid security. The total fair value of these securities as of June 30, 2021 was $9,944,719, representing 1.30% of net assets.

(g)	Zero coupon bond.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2021.